COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 11.  COMMITMENTS AND CONTINGENCIES

The Company has no commitments and contingencies liabilities to be disclosed. The Company does not lease any office, warehouse, or other premises and has no operating or finance lease arrangements as of March 31, 2026 and 2025.